OMB APPROVAL
OMB Number:	3235-0570
Expires:	September 30, 2007
Estimated average burden
hours per response	19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Copy to:

James W. Oberweis	James A. Arpaia
The Oberweis Funds	Vedder, Price, Kaufman, & Kammholz, P.C.
3333 Warrenville Road, Suite 500	222 North LaSalle Street, Suite 2600
Lisle, IL 60532	Chicago, IL 60601
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders Follows.

A VISION FOR FUTURE GROWTH

SEMI - ANNUAL REPORT

JUNE 30, 2007

•	The Micro-Cap Fund

•	The Emerging Growth Fund

•	The Mid-Cap Fund

•	The China Opportunities Fund

•	The International Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder,

I am pleased to report gains in every one of The Oberweis Funds in the first half of 2007. The China Opportunities Fund again was the strongest of our funds, with a 31.54% gain1. Our newest fund, International Opportunities, posted a 27.90% gain1 since its inception on 2/1/07. The Mid-Cap Fund gained 11.98%1, Emerging Growth gained 7.53%1, and Micro-Cap gained 10.83%1 in the first six months of 2007.

Corporate earnings continued to grow in the first half of 2007, although at a slower rate than in 2006. Sustained above-average oil prices and higher interest rates contributed to more subdued growth in the U.S. Sub-prime borrowers proved less able to make their higher mortgage payments, leading to higher levels of mortgage defaults in this segment and the collapse of a major fixed income hedge fund toward the end of the second quarter. Despite these ordinarily disruptive events, equity markets strongly appreciated during this period. Yet as astute investors recognize, investment returns are determined not only by corporate earnings, but also by the price one must pay for a share of stock. Equity valuations at the beginning of 2007 were below average, reflecting consensus investor expectations that economic growth would be muted. In reality, the global macroeconomic environment was somewhat stronger than expected and stock prices went up.

Looking forward, the big question is whether the recent trend favoring international stocks over U.S. stocks will continue. Recently, international equity returns have been very strong. Our two international funds, China Opportunities and International Opportunities, have led our fund family with exceptional gains. Over the long term, we still expect that foreign economies, especially those in Asia, will grow at a faster rate than the United States. We expect a transition of global economic leadership to Asia, but believe this transition will be a long, gradual process that will play out over the next couple of decades. Presently, based on the speed and magnitude of recent capital flows into Asia and the rapid appreciation of international equity markets, we have to question if investors are expecting an unrealistic and unabated pace of development. International equities no longer trade at the discount to U.S. equities that they once did. When we examine China specifically, our bright long-term outlook is tempered in the short-term by the possibility that returns over the next few years are as likely to be shaped by the pressure of the capital flow spigot as by underlying economics.

In short, we believe that each of our funds offers interesting long-term appreciation opportunities and that each has experienced outstanding periods of performance from time to time. Because it is difficult to predict the best performing fund within our fund family over the short term, we believe it is prudent to consider spreading an investment across our entire family of five funds. Such a strategy would result in continued exposure to high growth equities, but with the added benefit of diversification by geography and company size.

With respect to current valuations, the average forward P/E at the end of the first half was 25.1 times for Micro-Cap, 26.7 times for Emerging Growth, 26.6 times for Mid-Cap, 22.4 times for China Opportunities, and 21.1 for International Opportunities. As of 6/30/07, the weighted average market capitalization was $396 million for Micro-Cap, $1.3 billion for Emerging Growth, $2.3 billion for Mid-Cap, $3.5 billion for China Opportunities and $2.4 billion for International Opportunities.

For more information on all five of The Oberweis Funds, please visit our website at www.oberweisfunds.com. Thank you again for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

[1]

Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less when purchased.

Average Annual Total Returns Period Ending June 30, 2007	1 Year	5 Year	10 Year or Life of Fund*	Expense Ratio**
China Opportunities Fund	72.76%	N/A	71.99%*	1.77%
International Opportunities Fund	N/A	N/A	27.90%*	2.23%
Micro-Cap Fund	19.29%	19.67%	12.85%	1.67%
Emerging Growth Fund	12.89%	13.15%	6.90%	1.31%
Mid-Cap Fund	15.44%	13.73%	8.01%	1.88%

*	Life of Fund returns are from commencement of operations on 10/1/05 for the China Opportunities Fund and 02/01/07 for the International Opportunities Fund.

**	Expense ratio is the total annualized fund operating expense ratio gross of any fee waivers or expense reimbursement as of 06/30/07. Fund performance changes over time and current performance may be higher or lower than stated. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. To obtain a copy of the prospectus please call 800-323-6166.

The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Please consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Emerging Growth Fund

At June 30, 2007 (Unaudited)

Asset Allocation
Common Stocks	97.7%
Commercial Paper	1.6%
Warrants	0.1%
Other Assets in excess of Liabilities	0.6%

100.0%

Top Holdings
Focus Media Hldg. Ltd.	3.9%
Novatel Wireless, Inc.	2.9%
aQuantive, Inc.	2.7%
Atheros Communications, Inc.	2.6%
Sierra Wireless, Inc.	2.5%
Vasco Data Security Intl., Inc.	2.3%
ValueClick, Inc.	2.2%
Tessera Technologies, Inc.	2.2%
Synaptics, Inc.	2.1%
Sigma Designs, Inc.	2.0%

Top Industries
Computer Services Software & Systems	15.1%
Communication Technology	11.5%
Advertising Agency	9.3%
Service Commercial	5.7%
Computer Technology	4.7%
Electronics Semi-Conductors	3.9%
Management Services	3.3%
Retail	3.0%
Drugs & Pharmaceuticals	3.0%
Electronic Medical Systems	2.8%

Oberweis Micro-Cap Fund

At June 30, 2007 (Unaudited)

Asset Allocation
Common Stocks	99.4%
Warrants	0.2%
Other Assets in excess of Liabilities	0.4%

100.0%

Top Holdings
Vasco Data Security Intl., Inc.	5.1%
Kenexa Corp.	4.5%
Flotek Industries, Inc.	4.4%
Fuel-Tech N.V.	3.9%
Perficient, Inc.	3.8%
Allis-Chalmers Energy, Inc.	2.6%
Vocus, Inc.	2.5%
Double-Take Software, Inc.	2.3%
Ceragon Networks Ltd.	2.0%
Vital Images, Inc.	2.0%

Top Industries
Computer Services Software & Systems	18.9%
Service Commercial	10.4%
Electronics Semi-Conductors	6.9%
Misc. Producer Durables	6.8%
Misc. Consumer Discretionary	4.5%
Machine Oilwell Equipment	4.4%
Misc. Other Energy	4.4%
Telecommunications	4.0%
Medical & Dental	3.3%
Chemicals	2.9%

Oberweis Mid-Cap Fund

At June 30, 2007 (Unaudited)

Asset Allocation
Common Stocks	100.7%
Other Liabilities in excess of Assets	(0.7)%

100.0%

Top Holdings
Focus Media Hldg. Ltd.	3.7%
Illumina, Inc.	3.5%
Nuance Communications, Inc.	3.5%
BE Aerospace, Inc.	3.1%
Nutri/System, Inc.	3.1%
Tessera Technologies, Inc.	3.0%
Hologic, Inc.	2.9%
Wellcare Health Plans, Inc.	2.9%
Allscripts Healthcare Solutions, Inc.	2.8%
Intuitive Surgical, Inc.	2.4%

Top Industries
Electrical Medical Systems	10.8%
Communication Technology	9.7%
Advertising Agency	7.3%
Computer Services Software & Systems	7.2%
Management Services	6.7%
Electronics Semi-Conductors	5.8%
Computer Technology	5.3%
Retail	5.3%
Service Commercial	4.8%
Machine Oilwell	3.7%

Oberweis China Opportunities Fund

At June 30, 2007 (Unaudited)

Asset Allocation
Common Stocks	91.0%
Commercial Paper	8.1%
Other Assets in excess of Liabilities	0.9%

100.0%

Top Holdings
Focus Media Hldg. Ltd.	4.1%
Baidu.com, Inc.	2.8%
China Infrastructure Machinery Hldg.	2.8%
Lee Man Paper Manufacturing Ltd.	2.8%
Nine Dragons Paper Hldgs. Ltd.	2.6%
Ezra Hldgs. Ltd.	2.2%
Yanlord Land Group Ltd.	2.1%
KS Energy Services Ltd.	2.1%
Neo-Neon Hldgs. Ltd.	2.0%
Trina Solar Ltd.	1.9%

Top Industries
Paper & Forest Products	6.8%
Food Products	6.1%
Text, Apparel & Luxury Goods	5.1%
Hotels Restaurants & Leisure	4.8%
Personal Products	4.8%
Electrical Equipment	4.8%
Machinery	4.4%
Internet Software & Services	4.2%
Media	4.1%
Semiconductors & Semi Equipment	3.9%

Oberweis International Opportunities Fund

At June 30, 2007 (Unaudited)

Asset Allocation
Common Stocks	97.6%
Commercial Paper	1.8%
Other Assets in excess of Liabilities	0.6%

100.0%

Top Holdings
Ducati Motor Hldg.	2.8%
Outokumpu Technology	2.0%
Game Group	2.0%
Shandong Weigao GP Medical	2.0%
Sandvine Corp.	1.9%
Grifols	1.9%
Odim ASA	1.9%
China Hongxing Sports	1.8%
Bauer AG	1.8%
Korea Line Corp	1.8%

Top Industries
Machinery	17.0%
Construction & Engineering	12.8%
Software	8.7%
Metals & Mining	5.8%
Building Products	4.1%
Commercial Service & Supply	3.6%
Marine	3.4%
Capital Markets	3.3%
Trading Co. & Distributors	3.3%
Communication Equipment	3.3%

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments

June 30, 2007 (Unaudited)

	Shares	Value
EQUITIES - 97.7%
Advertising Agency - 9.3%
aQuantive, Inc.	94,088	$6,002,814
Focus Media Hldg. Ltd.	168,278	8,498,039
inVentiv Health, Inc.	29,550	1,081,826
ValueClick, Inc.	165,900	4,887,414

		20,470,093

Auto Trucks & Parts - 0.9%
Spartan Motors, Inc.*	117,000	1,991,340

Banks - 0.4%
Pinnacle Financial Partners, Inc.	33,300	977,688

Biotechnology - 1.5%
Omrix Biopharmaceuticals, Inc.	101,900	3,205,774

Building Materials - 1.7%
Zoltek Companies, Inc.	91,700	3,808,301

Commercial Information Service - 1.1%
LoopNet, Inc.	105,600	2,463,648

Communication Technology - 11.5%
Acme Packet, Inc.	204,864	2,353,887
Atheros Communications, Inc.	182,900	5,640,636
BigBand Networks, Inc.	113,400	1,486,674
Novatel Wireless, Inc.	243,500	6,335,870
Oplink Communications, Inc.	180,700	2,710,500
Optium Corp.	93,800	1,186,570
Sierra Wireless, Inc.	222,300	5,533,047

		25,247,184

Computer Services Software & Systems - 15.1%
Blackboard, Inc.	26,900	1,133,028
Concur Technologies, Inc.	152,600	3,486,910
DealerTrack Hldgs. Inc.	116,900	4,306,596
DivX, Inc.	100,300	1,504,500
Double-Take Software Inc.	35,200	577,632
Interactive Intelligence, Inc.	57,700	1,188,620
Opsware, Inc.	228,100	2,169,231
Sigma Designs, Inc.	167,050	4,358,335
Smith Micro Software, Inc.	134,700	2,028,582
Sourcefire, Inc.	137,000	1,916,630
Synchronoss Technologies, Inc.	82,700	2,426,418
Systems Xcellence, Inc.	103,400	2,974,818
Vasco Data Security International, Inc.	225,500	5,132,380

		33,203,680

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Computer Technology - 4.7%
Falconstor Software, Inc.	258,900	$2,731,395
Synaptics, Inc.	130,800	4,681,332
Trident Microsystems, Inc.	153,700	2,820,395

		10,233,122

Consumer Products - 1.5%
Citi Trends, Inc.	83,100	3,154,476

Consumer Wholesale - 1.8%
Central European Distribution Corp.	116,050	4,017,651

Drugs & Pharmaceuticals- 3.0%
Obagi Medical Products, Inc.	147,800	2,619,016
Salix Pharmaceuticals Ltd.	125,469	1,543,269
Sciele Pharma, Inc.	102,267	2,409,411

		6,571,696

Electronic Medical Systems - 2.8%
Accuray, Inc.	87,800	1,947,404
Cynosure, Inc.	86,600	3,154,838
Natus Medical, Inc.	66,800	1,063,456

		6,165,698

Electronics Semi-Conductors - 3.9%
IPG Photonics Corp.	108,000	2,154,600
Mellanox Technologies Ltd.	83,500	1,730,120
Tessera Technologies, Inc.	117,403	4,760,692

		8,645,412

Electronics Technology - 1.5%
Edo Corp.	96,100	3,158,807

Financial Data Product Services - 1.2%
Exlservice Holdings, Inc.	145,500	2,726,670

Foods - 0.5%
Sunopta, Inc.	90,000	1,003,500

Forms & Bulk Print - 1.7%
InnerWorkings, Inc.	238,300	3,817,566

Health Care Facilities - 0.9%
Healthways, Inc.	42,766	2,025,825

Health Care Services - 1.9%
LHC Group, Inc.	78,200	2,048,840
Nighthawk Radiology Hldgs. Inc.	116,900	2,110,045

		4,158,885

Homebuilding - 1.0%
Desarrolladora Homex S.A. Development Corp.	38,055	2,305,752

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Insurance - 2.3%
eHealth, Inc.	79,800	$1,523,382
HealthExtras, Inc.	115,700	3,422,406

		4,945,788

Machine Industrial - 0.3%
Kadant, Inc.	22,400	698,880

Machine Oilwell Equipment - 1.6%
Allis-Chalmers Energy, Inc.	70,600	1,623,094
Dril-Quip, Inc.	42,600	1,914,870

		3,537,964

Management Services - 3.3%
Allscripts Healthcare, Inc.	157,418	4,011,011
Omnicell, Inc.	90,300	1,876,434
Vital Images, Inc.	50,600	1,374,296

		7,261,741

Materials & Minerals Misc. - 0.6%
Brush Engineered Materials, Inc.	33,100	1,389,869

Medical & Dental Services - 2.0%
Kyphon, Inc.	67,500	3,250,125
Lifecell Corp.	37,100	1,133,034

		4,383,159

Metal Fabricating - 1.0%
Dynamic Materials Corp.*	57,600	2,160,000

Misc. Materials & Commodities - 1.4%
Ceradyne, Inc.	40,250	2,976,890

Offshore Drilling - 1.0%
Hercules Offshore, Inc.	69,925	2,264,171

Oil Crude Producer - 2.6%
Arena Resources, Inc.	30,400	1,766,544
Carrizo Oil & Gas, Inc.	97,001	4,022,631

		5,789,175

Oil Integrated Domestic - 0.3%
GMX Resources, Inc.	16,100	557,060

Production Technology Equipment - 1.1%
Fei Co	77,700	2,522,142

Retail - 3.0%
Volcom, Inc.	74,967	3,758,096
Zumiez, Inc.	76,600	2,893,948

		6,652,044

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Service Commercial- 5.7%
G-Market, Inc.	123,200	$2,393,776
Kenexa Corp.	100,100	3,774,771
Liquidity Services, Inc.	115,400	2,167,212
Perficient, Inc.	120,800	2,500,560
The Knot, Inc.	88,200	1,780,758

		12,617,077

Shoes - 2.5%
Heelys, Inc.	96,200	2,487,732
Iconix Brand Group, Inc.	130,200	2,893,044

		5,380,776

Technology Misc.- 0.2%
comScore, Inc.	20,300	469,945

Telecommunications - 0.9%
Opnext, Inc.	153,200	2,028,368

Total Equities
(Cost: $160,715,463)		$214,987,817

	Face Amount	Value
Commercial Paper - 1.6%
Citigroup Funding	2,000,000
5.33%, due 07/03/2007		$2,000,000
HSBC Financial Corp.	700,000
5.26%, due 07/02/2007		700,000
Toyota Motor Credit	800,000
5.27%, due 07/05/2007		800,000

Total Commercial Paper -
(Cost: $3,500,000)		$3,500,000

	Units	Value
Warrants - 0.1%
Internet Software & Systems
Think Partnership, Inc. ($2.50, expires 04/03/11)(a)	540,000	$264,600
Think Partnership, Inc. ($3.05, expires 12/05/11)(a)	170,043	0
Think Partnership, Inc. ($4.00, expires 12/05/11)(a)	85,022	0

Total Warrants
(Cost: $0)		$264,600

Total Investments - 99.4%
(Cost: $164,215,463)		$218,752,417
Other Assets less Liabilities 0.6%		1,222,047

Net Assets - 100%		$219,974,464

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Based on the cost of investments of $164,461,646 for federal income tax purposes at June 30, 2007, the aggregate gross unrealized appreciation was $61,698,210, the aggregate gross unrealized depreciation was $7,407,439 and the net unrealized appreciation of investments was $54,290,771.

*	Income producing security during the period ended June 30, 2007.

(a)	The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the date of acquisition and at fair value in accordance with procedures adopted by the board of trustees of the Trust as of June 30, 2007. The aggregate value of restricted securities was $264,600 or 0.1% of net assets at June 30, 2007.

OBERWEIS MICRO-CAP FUND

Schedule of Investments

June 30, 2007 (Unaudited)

	Shares	Value
EQUITIES - 99.4%
Banks - 1.3%
Alliance Bankshares Corp.	11,800	$156,350
Silver State Bancorp	24,350	559,806

		716,156

Biotechnology - 1.7%
Omrix Biopharmaceuticals, Inc.	29,200	918,632

Casinos & Gambling - 1.0%
Century Casinos, Inc.	62,400	560,976

Chemicals - 2.9%
KMG Chemicals, Inc.	28,800	761,184
LSB Industries, Inc.	37,600	803,888

		1,565,072

Commercial Information System - 1.1%
Internet Gold-Golden Lines Ltd.	48,000	591,840

Communication - 2.0%
Ceragon Networks Ltd.	94,500	1,083,915

Computer Services Software & Systems - 18.9%
Bitstream, Inc.	46,500	321,315
ClickSoftware Technologies Ltd.	271,800	1,027,404
Double-Take Software, Inc.	76,500	1,255,365
Edgewater Technology, Inc.	51,100	402,668
GSE Systems, Inc.	74,900	494,340
Saba Software, Inc.	95,060	487,658
Sigma Designs, Inc.	20,100	524,409
Simulations Plus, Inc.	63,500	582,930
Sonic Foundry, Inc.	35,400	78,234
SourceForge, Inc.	171,100	722,042
Sumtotal Systems, Inc.	77,200	606,020
Unica Corp.	30,900	509,850
Vasco Data Security International, Inc.	119,908	2,729,106
Visual Sciences, Inc.	26,200	405,314

		10,146,655

Computer Technology - 0.3%
Aware, Inc.	26,200	141,480

Consumer Wholesale - 0.9%
DXP Enterprises, Inc.	11,100	474,525

Control & Filter Devices - 1.3%
Hurco Companies, Inc.	8,378	418,732
K-Tron International, Inc.	2,500	253,425

		672,157

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Diversified Financial Services - 0.1%
Optionable, Inc.	76,000	$31,920

Diversified Production - 1.7%
Astronics Corp.	29,700	946,836

Electronic Medical Systems - 2.5%
Somanetics Corp.	41,722	763,930
Visicu, Inc.	65,100	595,665

		1,359,595

Electronics Semi-Conductors - 6.9%
AXT, Inc.	136,400	590,612
NVE Corp.	23,900	841,280
Simtek Corp.	33,008	172,301
Sirenza Microdevices, Inc.	81,000	961,470
SRS Labs, Inc.	60,500	589,875
Techwell, Inc.	43,400	568,540

		3,724,078

Engineering & Construction Services - 0.5%
Versar, Inc.	32,400	274,104

Financial Data Product Services - 1.7%
Cybersource Corp.	73,929	891,584

Foods - 1.2%
Jamba, Inc.	67,700	618,778

Health Care Facilities - 1.1%
Almost Family, Inc.	12,800	246,400
Health Grades, Inc.	55,300	360,003

		606,403

Health Care Management Services - 2.0%
Vital Images, Inc.	39,889	1,083,385

Information Services - 1.4%
Thestreet.com, Inc.*	67,600	735,488

Machine Oilwell Equipment - 4.4%
Allis-Chalmers Energy, Inc.	60,000	1,379,400
T-3 Energy Services, Inc.	28,900	966,705

		2,346,105

Machinery Industrial - 1.1%
Aviza Technology, Inc.	64,700	379,789
Trio-Tech International*	9,700	193,515

		573,304

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Medical & Dental - 3.3%
Bovie Medical Corp.	4,800	$28,800
Rochester Medical Corp.	59,199	889,169
Span-America Medical Systems, Inc.*	11,500	291,640
Transcend Services, Inc.	28,600	541,398

		1,751,007

Misc. Consumer Discretionary- 4.5%
Kenexa Corp.	63,532	2,395,792

Misc. Other Energy - 4.4%
Flotek Industries, Inc.	39,100	2,344,045

Misc. Producer Durables - 6.8%
Dynamic Materials Corp.*	17,602	660,075
Fuel-Tech N.V	61,700	2,113,225
MFRI, Inc.	30,300	848,097

		3,621,397

Misc. Technology- 2.5%
Vocus, Inc.	52,900	1,328,319

Oil Crude Producer - 2.6%
Arena Resources, Inc.	12,200	708,942
Geokinetics, Inc.	22,700	704,381

		1,413,323

Oil Integrated Domestic - 1.8%
GMX Resources, Inc.	27,100	937,660

Retail - 0.9%
US Home System, Inc.	49,600	493,520

Service Commercial - 10.4%
Bidz.com, Inc.	64,200	520,020
CRM Holdings Ltd.	76,600	585,990
ICF International, Inc.	32,100	645,852
Inx, Inc.	26,600	239,400
Metretek Technologies, Inc.	43,800	676,272
Perficient, Inc.	98,518	2,039,323
Rainmaker Systems, Inc.	81,534	579,707
Thomas Group, Inc.*	26,400	277,464

		5,564,028

Telecommunications - 4.0%
Numerex Corp.	73,600	839,040
Silicom Ltd.	51,600	1,037,676
Vicon Industries, Inc.	27,900	285,138

		2,161,854

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Utilities Telecommunication - 2.2%
Commtouch Software Ltd	159,300	$299,484
RRSAT Global Communication Network, Ltd	44,000	878,680
		1,178,164

Total Equities
(Cost: $37,056,673)		$53,252,097

	Units	Value
Warrants - 0.2%
Internet Software & Systems
Think Partnership, Inc. ($2.50, expires 04/03/11)(a)	260,000	$127,400
Think Partnership, Inc. ($3.05, expires 12/05/11)(a)	81,873	0
Think Partnership, Inc. ($4.00, expires 12/05/11)(a)	40,937	0

Total Warrants
(Cost: $0)		$127,400

Total Investments - 99.6%
(Cost: $37,056,673)		$53,379,497
Other Assets less Liabilities - 0.4%		220,068

Net Assets - 100%		$53,599,565

Based on the cost of investments of $37,088,344 for federal income tax purposes at June 30, 2007, the aggregate gross unrealized appreciation was $17,494,370, the aggregate gross unrealized depreciation was $1,203,217 and the net unrealized appreciation of investments was $16,291,153.

*	Income producing security during the period ended June 30, 2007.

(a)	The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the date of acquisition and at fair value in accordance with procedures adopted by the board of trustees of the Trust as of June 30, 2007. The aggregate value of restricted securities was $127,400 or 0.2% of net assets at June 30, 2007.

OBERWEIS MID-CAP FUND

Schedule of Investments

June 30, 2007 (Unaudited)

	Shares	Value
EQUITIES - 100.7%
Advertising Agency - 7.3%
aQuantive, Inc.	2,831	$180,618
Focus Media Hldg, Ltd.	8,100	409,050
ValueClick, Inc.	7,381	217,444

		807,112

Auto Trucks & Parts - 1.1%
Spartan Motors, Inc.	7,200	122,544

Biotech Research & Production - 3.1%
Cubist Pharmaceuticals, Inc.	7,200	141,912
Icon Plc.	4,600	201,204

		343,116

Commercial Information Service - 1.8%
Baidu.com, Inc.	1,200	201,576

Communication Technology - 9.7%
Acme Packet, Inc.	10,900	125,241
Atheros Communications, Inc.	8,100	249,804
Ciena Corp.	5,500	198,715
J2 Global Communications, Inc.	3,310	115,519
Novatel Wireless, Inc.	6,700	174,334
Sonus Networks, Inc.	24,300	207,036

		1,070,649

Computer Services Software & Systems - 7.2%
Dealertrack Hldgs., Inc.	6,200	228,408
Nuance Communications, Inc.	23,200	388,136
Vasco Data Security International, Inc.	7,500	170,700

		787,244

Computer Technology - 5.3%
Riverbed Technology, Inc.	5,100	223,482
Synaptics, Inc.	4,800	171,792
Trident Microsystems, Inc.	10,228	187,684

		582,958

Construction & Mining - 2.1%
Force Protection, Inc.	11,400	235,296

Consumer Wholesale - 1.5%
Central European Distribution Corp.	4,652	161,052

Diverse Financial Services - 2.4%
Euronet Worldwide, Inc.	5,700	166,212
NASDAQ Stock Market, Inc.	3,200	95,072

		261,284

OBERWEIS MID-CAP FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Drugs & Pharmaceuticals - 0.9%
Medicines Co.	5,500	$96,910

Electronic Medical Systems - 10.8%
Accuray, Inc.	9,500	210,710
Hologic, Inc.	5,800	320,798
Illumina, Inc.	9,600	389,664
Intuitive Surgical, Inc.	1,891	262,414

		1,183,586

Electronics - 1.0%
FLIR Systems, Inc.	2,500	115,625

Electronics Semi-Conductors - 5.8%
FormFactor, Inc.	2,600	99,580
SIRF Technology Hldgs., Inc.	4,900	101,626
SunTech Power Hldgs. Co., Ltd.	2,800	102,116
Tessera Technologies, Inc.	8,100	328,455

		631,777

Electronics Technology - 1.5%
Edo Corp.	4,900	161,063

Insurance - 1.7%
HealthExtras, Inc.	6,500	192,270

Leisure Time - 1.6%
Life Time Fitness, Inc.	3,300	175,659

Machine Oilwell - 3.7%
Dril-Quip, Inc.	2,300	103,385
Oceaneering International, Inc.	4,000	210,560
Tesco Corp.	2,800	88,312

		402,257

Management Services - 6.7%
Allscripts Healthcare Solutions, Inc.	11,900	303,212
Amerigroup Corp.	5,000	119,000
Wellcare Health Plans, Inc.	3,500	316,785

		738,997

Medical & Dental Instruments/Supplies - 1.6%
Kyphon, Inc.	3,581	172,425

Misc. Materials & Commodities - 2.1%
Ceradyne, Inc.	3,087	228,314

Misc. Producer Durables - 3.1%
BE Aerospace, Inc.	8,300	342,790

Offshore Drilling - 1.2%
Hercules Offshore, Inc.	4,100	132,758

OBERWEIS MID-CAP FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Restaurants - 3.2%
Chipotle Mexican Grill, Inc.	2,600	$221,728
Texas Roadhouse, Inc.	10,400	133,016

		354,744

Retail - 5.3%
Gamestop Corp.	6,500	254,150
Volcom, Inc.	5,100	255,663
Zumiez, Inc.	1,900	71,782

		581,595

Service Commercial - 4.8%
Kenexa Corp.	5,000	188,550
Nutri/System, Inc.	4,800	335,280

		523,830

Shoes - 2.9%
Heelys, Inc.	6,800	175,848
Iconix Brand Group, Inc.	6,200	137,764

		313,612

Utilities Telecommunications - 1.3%
NeuStar, Inc.	5,100	147,747

Total Equities
(Cost: $8,877,576)		$11,068,790

Total Investments - 100.7%
(Cost: $8,877,576)		$11,068,790
Other Liabilities less Assets - (0.7%)		(79,731)

Net Assets - 100%		$10,989,059

Based on the cost of investments of $8,900,347 for federal income tax purposes at June 30, 2007, the aggregate gross unrealized appreciation was $2,500,431, the aggregate gross unrealized depreciation was $331,988 and the net unrealized appreciation of investments was $2,168,443.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments

June 30, 2007 (Unaudited)

	Shares	Value
EQUITIES - 91.0%
Auto Components - 1.8%
Minth Group Ltd.*	6,042,200	$9,272,867
Xinyi Glass Hldg. Co. Ltd.*	7,155,700	6,387,711

		15,660,578

Chemicals - 0.8%
Century Sunshine Ecological Technology Hldgs. Ltd.*	42,655,300	7,037,208

Commercial Service & Supply - 0.3%
Asia Environment Hldgs. Ltd.*	4,655,300	2,661,040

Communications Equipment - 0.9%
Comtech Group, Inc.	507,100	8,372,221

Construction & Engineering - 0.5%
China Communications Construction Co.*	2,565,300	4,593,079

Construction Materials - 1.5%
China National Building Material Co.*	5,780,300	12,685,434

Containers & Packaging - 1.1%
AMVIG Hldgs. Ltd.*	6,978,600	9,460,451

Distributors - 1.2%
Li & Fung Ltd.*	3,015,400	10,855,779

Diversified Consumer Services - 3.0%
Hartford Education Corp.*	2,794,075	1,040,420
New Oriental Education & Technology Group, Inc ADR.	160,600	8,627,432
Raffles Education Corp. Ltd.*	11,070,200	16,488,686

		26,156,538

Diversified Financial Services - 1.1%
Hong Kong Exchanges & Clearing*	695,300	9,825,896

Electrical Equipment - 4.8%
Dongfang Electrical Machinery Ltd.*	1,482,800	8,211,229
Harbin Power Equipment Co., Ltd.*	1,640,900	2,480,489
Neo-Neon Hldgs. Ltd.	8,132,800	17,348,975
Suntech Power Hldgs. Co., Ltd ADR	387,600	14,135,772

		42,176,465

Electronic Equipment & Instruments - 0.5%
Kingboard Chemicals Hldgs. Ltd.*	873,500	4,021,639

Energy Equipment & Services - 3.4%
China Oilfield Services Ltd.*	8,364,300	8,440,036
Ezra Hldgs. Ltd.*	5,112,600	19,371,602
Shandong Molong Petroleum Co., Ltd.*	9,462,500	2,020,971

		29,832,609

OBERWEIS CHINA OPPORTUNITES FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Food Products - 6.1%
Celestial Nutrifoods Ltd.*	4,501,800	$4,558,412
China Fishery Group, Ltd.*	6,840,200	11,439,433
China Mengniu Dairy Co.*	3,631,400	12,516,144
China Milk Product	7,461,730	6,726,890
China Sun BioChem Technology Group Co.*	7,597,485	3,523,903
Pine Agritech Ltd.*	20,710,300	7,982,411
Synear Food Hldgs. Ltd.*	5,216,500	6,168,130

		52,915,323

Food & Staples Retailing - 0.7%
Olam International Ltd.	2,698,800	5,430,217
Wumart Stores, Inc.	2,043,600	899,067

		6,329,284

Gas Utilities - 1.1%
China Gas Hldgs. Ltd.	9,669,000	4,142,515
Xinao Gas Hldgs. Ltd.*	4,394,500	5,518,978

		9,661,493

Health Care Equipment Supplies - 3.5%
Mindray Medical International Ltd.* ADR	525,200	16,034,356
Shandong Weigao Group*	6,382,400	14,365,950

		30,400,306

Hotels Restaurants & Leisure - 4.8%
Ajisen China Hldgs. Ltd.	2,872,300	3,041,570
Banyan Tree Hldgs. Ltd.*	5,039,100	8,657,738
Ctrip.com International Ltd.* ADR	100,500	7,902,315
Fu Ji Food & Catering Services Hldgs. Ltd.*	4,411,500	15,176,661
Home Inns & Hotels Mgmt. Inc. ADR	232,000	7,472,720

		42,251,004

Household Durables - 0.9%
China Water Affairs Group	12,758,100	7,440,267
Vodone Ltd.	1,127,000	577,971

		8,018,238

Industrial Power Production/Energy Trade - 1.3%
China Resources Power Hldgs.Co.*	4,661,900	11,125,314

Internet & Catalog Retail - 0.4%
G-Market, Inc ADR	160,700	3,122,401

Internet Software & Services - 4.2%
Baidu.com, Inc ADR	146,900	24,676,262
Gigamedia Ltd.	408,900	5,511,972
Tencent Hldgs. Ltd.*	1,563,000	6,296,616

		36,484,850

Leisure Equipment & Products - 1.7%
Li Ning Co., Ltd.*	6,229,400	15,105,052

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Machinery - 4.4%
China Infrastructure Machinery Hldg.*	11,185,700	$24,433,670
Enric Energy Equipment	2,240,700	1,974,425
Eva Precision Industrial Hldg.*	7,953,700	2,512,487
Guangzhou Shipyard International Co.	1,948,200	9,928,864

		38,849,446

Marine - 2.5%
China Shipping Development*	5,224,500	12,080,387
Labroy Marine Ltd.*	5,985,500	10,283,760

		22,364,147

Media - 4.1%
Focus Media Hldgs. Ltd ADR	712,400	35,976,200

Metals & Mining - 2.3%
China Molybdenum Co.	4,101,300	7,920,200
Jiangxi Copper Co., Ltd.	1,669,900	2,806,232
Zhaojin Mining Industry Co., Ltd.*	2,112,800	4,031,484
Zijin Mining Group Co., Ltd.*	8,642,375	5,084,270

		19,842,186

Multline Retail - 3.0%
Golden Eagle Retail Group Ltd.	5,368,464	4,236,165
Lifestyle, International Hldgs. Ltd.*	3,474,000	13,484,231
Parkson Retail Group Ltd.	1,298,500	8,319,886

		26,040,282

Paper & Forest Products - 6.8%
China Grand Forestry	65,543,300	12,657,354
Lee Man Paper Manufacturing Ltd.	8,777,600	24,284,261
Nine Dragons Paper Hldgs. Ltd.*	9,671,200	22,535,459

		59,477,074

Personal Products - 4.8%
American Oriental Bioengineering, Inc.	575,900	5,125,510
China Flavors & Fragrances*	11,812,748	6,617,024
Ecogreen Fine Chemicals Group	764,400	428,186
Hengan International Groups Co., Ltd.*	4,739,500	16,850,586
Huabao International Hldgs. Ltd.*	13,693,500	13,222,059

		42,243,365

Pharmaceuticals - 0.8%
Tongjitang Chinese Med. Co. ADR	630,500	7,093,125

Real Estate Management & Development - 3.7%
Guangzhou R&F Properties Co., Ltd.	2,348,000	7,191,861
Hopson Develpment Hldgs. Ltd.*	2,290,400	6,429,594
Yanlord Land Group Ltd.*	8,992,200	18,445,538

		32,066,993

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Specialty Retail - 1.0%
Belle International Hldgs	7,834,400	$8,646,776

Semiconductors & Semi Equipment - 3.9%
Renesola Ltd.	789,800	8,960,942
Silicon Motion Technology Co ADR	342,548	8,505,467
Trina Solar Ltd ADR	329,800	16,968,210

		34,434,619

Text, Apparel & Luxury Goods - 5.1%
China Hongxing Sports Ltd. *	15,519,000	9,124,351
China Sky Chemical Fibre Co.	2,564,700	2,814,761
Hongguo International Hldgs. Ltd.*	7,672,200	6,515,669
Peace Mark Hldgs. Ltd.*	9,658,700	13,192,515
Ports Design Ltd.	4,563,895	12,840,916

		44,488,212

Trading Co. & Distribution - 2.1%
KS Energy Services Ltd.*	7,393,200	18,160,008

Transport Infrastructure - 0.9%
Hong Kong Aircraft Engineering*	514,800	7,828,131

Total Equities
(Cost: $526,313,587)		$796,262,766

	Face Amount	Value
Commercial Paper - 8.1%
Citigroup Funding	40,800,000
5.33%, due 07/02/2007		$40,800,000
Toyota Motor Credit	30,000,000
5.27%, due 07/03/2007		30,000,000

Total Commercial Paper
(Cost: $70,800,000)		$70,800,000

Total Investments - 99.1%
(Cost: $597,113,587)		$867,062,766
Other Assets less Liabilities - 0.9%		7,823,363

Net Assets - 100%		$874,886,129

Based on the cost of investments of $597,226,071 for federal income tax purposes at June 30, 2007, the aggregate gross unrealized appreciation was $276,429,710, the aggregate gross unrealized depreciation was $6,593,015 and the net unrealized appreciation of investments was $269,836,695.

*	Income producing security during the period ended June 30, 2007.

ADR American Depositary Receipt

COUNTRY ALLOCATION (as a percentage of Net Assets)
China (Includes the People’s Republic of China and Hong Kong)	74.6%
Taiwan	2.6%
Singapore	12.4%
Other	1.4%

OBERWEIS INTERNATIONAL OPPORTUNITES FUND

Schedule of Investments

June 30, 2007 (Unaudited)

	Shares	Value
EQUITIES - 97.6%
Australia - 7.4%
Bradken Ltd.*	140,000	$1,266,139
Computershare Ltd.*	150,000	1,431,252
JB HI-FI Ltd.	110,000	1,007,693
Leighton Hldgs. Ltd.*	44,400	1,547,616
Monadelphous Group Ltd.*	90,000	1,109,755
Tassal Group Ltd.*	466,102	1,307,909
Virgin Blue Hldgs.*	44,500	92,647

		7,763,011

Austria - 2.6%
Palfinger AG*	20,800	1,147,554
Schoeller-Bleckmann Oilfield*	23,400	1,620,229

		2,767,783

Canada - 3.3%
Absolute Software Corp.	67,500	1,478,949
Sandvine Corp.	365,000	2,021,591

		3,500,540

Denmark - 3.0%
Flsmidth & Co. AS*	16,400	1,284,215
Rockwool Intl.*	6,200	1,891,081

		3,175,296

Finland - 6.7%
Elisa Corp.*	13,300	362,550
Konecranes OYJ*	31,000	1,295,480
Lemminkainen*	10,500	741,068
Outokumpu Technology*	38,200	2,096,608
Poyry OYJ*	46,300	1,026,433
Ramirent OYJ*	55,500	1,502,823

		7,024,962

France - 3.0%
Nexans*	9,600	1,593,534
Seloger.com	27,600	1,532,350

		3,125,884

Germany - 7.6%
Bauer AG*	24,100	1,921,545
Demag Cranes AG*	7,800	520,324
Kloeckner & Co. AG*	25,500	1,849,515
LHS AG	38,000	1,162,753
SGL Carbon AG	30,000	1,243,219
STO AG*	12,500	1,330,439

		8,027,795

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Greece - 4.5%
Jumbo S.A.	43,800	$1,514,679
Michaniki S.A.	35,000	393,051
Sidenore Steel Prod. & Manufacturing Co.	79,000	1,677,749
Sprider Stores S.A.	74,000	1,152,731

		4,738,210

HongKong - 6.9%
China Infrastructure Machinery*	444,000	970,824
Pacific Basin Shipping Ltd.*	1,400,000	1,574,051
Shandong Weigao Group Medical*	917,900	2,068,914
Weichai Power Co. Ltd.	158,000	1,025,052
Xinyi Glass Hldg. Co. Ltd.*	1,872,000	1,670,560

		7,309,401

Ireland - 0.7%
CPL Resources	78,000	757,239

Italy - 2.8%
Ducati Motor Hldg.	1,220,000	2,972,682

Japan - 8.1%
Hitachi Construction Machinery	30,000	1,042,378
Mitsumi Electric Co., Ltd.*	29,300	1,049,964
NGK Insulators Ltd.*	59,000	1,448,985
Nichias Corp.*	106,000	1,125,120
Nippon Yakin Kogyo Co., Ltd.*	100,000	1,166,810
Pacific Metals Co. Ltd.	60,000	1,001,917
Sumco Techxiv Corp.	25,000	1,753,160

		8,588,334

Netherlands - 1.3%
Boskalis Westminster*	33,300	1,321,832

Norway - 5.0%
Ability Group ASA	145,500	1,574,278
Odim ASA	170,000	1,982,127
Tandberg ASA*	75,000	1,673,252

		5,229,657

Singpore- 1.8%
China Hongxing Sports Ltd.*	3,300,000	1,944,968

South Korea - 4.4%
Hwangkum Steel & Technology	58,000	1,057,160
Hyundai Mipo Dockyard	6,000	1,667,190
Korea Line Corp.	15,500	1,902,062

		4,626,412

Spain- 1.9%
Grifols SA.	93,000	2,014,796

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

	Shares	Value
Sweden - 8.9%
Alfa Laval AB*	22,200	$1,337,555
Axis Communications AB*	70,000	1,553,033
Hagstromer & Qviberg AB*	57,500	1,846,635
JM AB*	33,000	998,398
Lindab International AB*	41,000	1,181,822
ORC Software AB*	54,000	1,441,408
Peab AB	33,700	1,047,564

		9,406,415

Switzerland - 6.5%
Burckhardt Compression Hldg	3,900	946,371
Meyer Burger Tech	12,300	1,626,931
Panalpina Welttransport*	6,200	1,308,004
Schulthess Group*	10,800	1,357,184
Swissquote Group Hldgs.*	33,000	1,612,213

		6,850,703

United Kingdom - 11.2%
Aggreko*	122,000	1,397,128
Aquarius Platinum*	32,000	998,877
Aveva Group*	65,000	1,200,695
Game Group	620,000	2,071,356
Michael Page Intl.*	50,000	525,292
QXL Ricardo	59,679	1,263,136
SDL Plc	184,900	1,552,405
Severfield-Rowen*	33,200	1,507,527
Weir Group*	91,800	1,344,408

		11,860,824

Total Equities
(Cost: $91,273,829)		$103,006,744

	Face Amount	Value
Commercial Paper - 1.8%
Citigroup Funding	1,400,000
5.33%, due 07/02/2007		$1,400,000
Toyota Motor Credit	500,000
5.27%, due 07/03/2007		500,000

Total Commercial Paper
(Cost: $1,900,000)		$1,900,000

Total Investments - 99.4%
(Cost: $93,173,829)		$104,906,744
Other Assets less Liabilities - 0.6%		607,082

Net Assets - 100%		$105,513,826

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Based on the cost of investments of $93,316,831 for federal income tax purposes at June 30, 2007, the aggregate gross unrealized appreciation was $12,722,955, the aggregate gross unrealized depreciation was $1,133,042 and the net unrealized appreciation of investments was $11,589,913.

*	Income producing security during the period ended June 30, 2007.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

	Emerging Growth Fund	Micro-Cap Fund	Mid-Cap Fund
Assets:
Investment securities at value (Cost: $164,215,463, $37,056,673 and $8,877,576 respectively)	$218,752,417	$53,379,497	$11,068,790
Cash	277,795	—	—
Receivable from fund shares sold	150,955	34,866	1,273
Receivable from securities sold	1,846,995	706,963	38,177
Dividends and interest receivable	10,680	6,133	—
Prepaid expenses	25,910	10,604	5,554

Total Assets	221,064,752	54,138,063	11,113,794

Liabilities:
Payable to custodian bank	—	392,486	93,622
Payable for fund shares redeemed	125,613	66	—
Payable for securities purchased	701,164	49,442	13,134
Payable to advisor (see note 2)	145,840	43,750	7,253
Payable to distributor	45,324	10,937	2,266
Accrued expenses	72,347	41,817	8,460

Total Liabilities	1,090,288	538,498	124,735

Net Assets	$219,974,464	$53,599,565	$10,989,059

Analysis of net assets:
Capital	$155,143,372	$34,919,599	$8,897,820
Undistributed net realized gains (losses) on investment and foreign currency transactions	10,294,138	2,357,141	(99,975)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	54,536,954	16,322,825	2,191,214

Net Assets	$219,974,464	$53,599,565	$10,989,059

The Pricing of Shares:
Net asset value and offering price per share
Emerging Growth Fund:
($219,974,464 divided by 7,512,178 shares outstanding)	$29.28

Micro-Cap Fund:
($53,599,565 divided by 3,011,672 shares outstanding)		$17.80

Mid-Cap Fund:
($10,989,059 divided by 700,029 shares outstanding)			$15.70

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

	China Opportunities Fund	International Opportunities Fund
Assets:
Investment securities at value (Cost: $597,113,587 and $93,173,829 respectively)	$867,062,766	$104,906,744
Cash	3,877,183	35,306
Receivable from fund shares sold	1,371,168	159,236
Receivable from securities sold	7,136,774	773,391
Dividends and interest receivable	926,378	147,921
Prepaid expenses	107,467	31,750

Total Assets	880,481,736	106,054,348

Liabilities:
Payable for fund shares redeemed	731,587	12,750
Payable for securities purchased	3,693,405	374,557
Payable to advisor (see note 2)	855,447	107,526
Payable to distributor	171,232	20,164
Accrued expenses	143,936	25,525

Total Liabilities	5,595,607	540,522

Net Assets	$874,886,129	$105,513,826

Analysis of net assets:
Capital	$614,119,919	$94,653,693
Undistributed net realized gains (losses) on investment and foreign currency transactions	(9,208,784)	(873,334)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	269,974,994	11,733,467

Net Assets	$874,886,129	$105,513,826

The Pricing of Shares:
Net asset value and offering price per share
China Opportunities Fund:
($874,886,129 divided by 34,054,953 shares outstanding)	$25.69

International Opportunities Fund:
($105,513,826 divided by 8,252,412 shares outstanding)		$12.79

THE OBERWEIS FUNDS

Statement of Operations

Period Ended June 30, 2007 (Unaudited)

	Emerging Growth Fund	Micro- Cap Fund	Mid-Cap Fund
Investment Income:
Interest	$117,346	$14,265	$789
Dividends	30,100	98,679	2,309

Total Income	147,446	112,944	3,098

Expenses:
Investment advisory fees (see note 2)	422,240	160,893	21,196
Management fees (see note 2)	409,842	107,262	21,196
Distribution fees and shareholder services (see note 2)	256,151	67,038	13,248
Transfer agent fees and expenses	103,893	37,516	13,283
Custodian fees and expenses	64,241	43,677	20,155
Federal and state registration fees	20,764	9,808	7,551
Other	69,291	21,034	2,751

Total expenses before reimbursed expenses	1,346,422	447,228	99,380
Earnings credit (see note 5)	4,003	1,255	2,535

Total Expenses	1,342,419	445,973	96,845

Net Investment Income (Loss)	(1,194,973)	(333,029)	(93,747)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	11,327,677	1,954,084	583,373
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,265,094	3,911,840	698,765

Net realized /unrealized gains (losses) on investments and foreign currencies	16,592,771	5,865,924	1,282,138

Net increase (decrease) in net assets resulting from operations	$15,397,798	$5,532,895	$1,188,391

THE OBERWEIS FUNDS

Statement of Operations

Period Ended June 30, 2007 (Unaudited)

	China Opportunities Fund	International Opportunities Fund
Investment Income:
Interest	$1,562,014	$50,044
Dividends	4,034,384	362,823

Total Income	5,596,398	412,867

Expenses:
Investment advisory fees	4,348,591	243,882
Distribution fees and shareholder services (see note 2)	869,718	48,776
Transfer agent fees and expenses	388,015	31,386
Custodian fees and expenses	345,560	95,094
Other	213,593	16,617

Total expenses before reimbursed expenses	6,165,477	435,755
Earnings credit (see note 5)	6,629	1,945

Total Expenses	6,158,848	433,810

Net Investment Income (Loss)	(562,450)	(20,943)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	6,852,588	(852,391)
Net realized gains (losses) on foreign currency transactions	(33,590)	—

Net realized gains (losses) on investment and foreign currency transactions	6,818,998	(852,391)
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	178,472,207	11,733,467

Net realized /unrealized gains (losses) on investments and foreign currencies	185,291,205	10,881,076

Net increase (decrease) in net assets resulting from operations	$184,728,755	$10,860,133

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Emerging Growth Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From Operations:
Net investment loss	$(1,194,973)	$(2,205,740)
Net realized gains on investments	11,327,677	7,613,371
Increase in net unrealized appreciation of investments	5,265,094	1,973,910

Net increase in net assets resulting from operations	15,397,798	7,381,541

From Distributions:
Distributions from net realized gains on investments	—	(6,977,001)

From Capital Share Transactions:
Proceeds from sale of shares	52,405,101	81,658,413
Proceeds from reinvestment of distributions	—	6,380,186
Redemption of shares	(46,873,724)	(73,376,518)

Net increase from capital share transactions	5,531,377	14,662,081

Total increase in net assets	20,929,175	15,066,621
Net Assets:
Beginning of year	199,045,289	183,978,668

End of period	$219,974,464	$199,045,289

Accumulated Net Realized Investment Gain	$10,294,138	$4,451,891

Transactions in Shares:
Shares sold	1,893,720	2,935,204
Shares issued in reinvestment of dividends	—	247,486
Less shares redeemed	(1,695,053)	(2,694,828)

Net increase from capital share transactions	198,667	487,862

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From Operations:
Net investment loss	$(333,029)	$(849,755)
Net realized gains on investments	1,954,084	5,995,915
Increase (decrease) in net unrealized appreciation of investments	3,911,840	(5,702,474)

Net increase (decrease) in net assets resulting from operations	5,532,895	(556,314)

From Distributions:
Distributions from net realized gains on investments	—	(4,914,691)

From Capital Share Transactions:
Proceeds from sale of shares	2,311,367	22,780,129
Proceeds from reinvestment of distributions	—	4,773,092
Redemption of shares	(10,032,615)	(34,649,521)

Net decrease from capital share transactions	(7,721,248)	(7,096,300)

Total decrease in net assets	(2,188,353)	(12,567,305)
Net Assets:
Beginning of year	55,787,918	68,355,223

End of period	$53,599,565	$55,787,918

Accumulated Net Realized Investment Gain	$2,357,141	$2,086,078

Transactions in Shares:
Shares sold	136,803	1,260,834
Shares issued in reinvestment of dividends	—	311,967
Less shares redeemed	(599,376)	(2,048,433)

Net decrease from capital share transactions	(462,573)	(475,632)

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Mid-Cap Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From Operations:
Net investment loss	$(93,747)	$(189,303)
Net realized gains on investments	583,373	1,136,078
Increase (decrease) in net unrealized appreciation of investments	698,765	(68,290)

Net increase in net assets resulting from operations	1,188,391	878,485

From Capital Share Transactions:
Proceeds from sale of shares	1,268,825	5,134,641
Redemption of shares	(2,143,110)	(4,110,868)

Net increase (decrease) from capital share transactions	(874,285)	1,023,773

Total increase in net assets	314,106	1,902,258
Net Assets:
Beginning of year	10,674,953	8,772,695

End of period	$10,989,059	$10,674,953

Accumulated Net Realized Investment Loss	$(99,975)	$(231,035)

Transactions in Shares:
Shares sold	88,169	374,822
Less shares redeemed	(149,318)	(313,945)

Net increase (decrease) from capital share transactions	(61,149)	60,877

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	China Opportunities Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From Operations:
Net investment loss	$(562,450)	$(266,886)
Net realized gains (losses) on investment and foreign currency transactions	6,818,998	(15,167,592)
Increase in net unrealized appreciation of investments and translation of assets and liablities denominated in foreign currencies	178,472,207	90,948,105

Net increase in net assets resulting from operations	184,728,755	75,513,627

From Capital Share Transactions:
Proceeds from sale of shares	563,880,543	513,892,921
Redemption of shares	(319,806,643)	(150,793,806)

Net increase from capital share transactions	244,073,900	363,099,115

Total increase net assets	428,802,655	438,612,742
Net Assets:
Beginning of year	446,083,474	7,470,732

End of period	$874,886,129	$446,083,474

Accumulated Net Realized Investment Loss	$(9,208,784)	$(15,173,335)

Transactions in Shares:
Shares sold	26,066,494	32,056,485
Less shares redeemed	(14,852,926)	(9,908,000)

Net increase from capital share transactions	11,213,568	22,148,485

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

International Opportunities Fund
Period Ended June 30, 2007* (Unaudited)
From Operations:
Net investment loss	$(20,943)
Net realized loss on investment and foreign currency transactions	(852,391)
Increase in net unrealized appreciation of investments and translation of assets and liablities denominated in foreign currencies	11,733,467

Net increase in net assets resulting from operations	10,860,133

From Capital Share Transactions:
Proceeds from sale of shares	98,744,349
Redemption of shares	(4,090,656)

Net increase from capital share transactions	94,653,693

Total increase net assets	105,513,826
Net Assets:
Beginning of year	—

End of period	$105,513,826

Accumulated Net Realized Investment Loss	$(873,334)

Transactions in Shares:
Shares sold	8,609,600
Less shares redeemed	(357,188)

Net increase from capital share transactions	8,252,412

*	For the period from February 1, 2007 (commencement of operations) through June 30, 2007.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2007

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of five Funds: the Oberweis Emerging Growth Fund, the Oberweis Micro-Cap Fund, the Oberweis Mid-Cap Fund, the Oberweis China Opportunities Fund, and the Oberweis International Opportunities Fund(collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (NYSE) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

The Oberweis China Opportunities Fund and the Oberweis International Fund hold foreign equity securities. Foreign securities at fair value are described in the circumstances below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is each Fund’s policy and intention to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

As of June 30, 2007, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations (amounts in thousands):

	2010	2011	2013	2014
Mid-Cap Fund	$—	$217	$—	$—
China Opportunities Fund	$—	$—	$3	$12,411

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2006, the China Opportunities Fund deferred to January 1, 2007 post-October capital losses of $2,656,000.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Emerging Growth, Micro-Cap and Mid-Cap Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as adminstrative, compliance and accounting services to these Funds. For investment advisory services, the Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. The Oberweis International Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2007, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund, incurred investment advisory fees totaling $422,240, $160,893, and $21,196, respectively. For the period ended June 30, 2007, the China Opportunities Fund and International Opportunities Fund incurred investment advisory and management fees totaling $4,348,591 and $243,882, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2007, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund incurred management fees totaling $409,842, $107,262 and $21,196, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund and the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2007 OAM has not reimbursed the Funds.

Officers and trustees. Certain officers or trustees of the Trust are also officers or directors of OAM and Oberweis Securities. During the period ended June 30, 2007, the Trust made no direct payments to its officers and paid $12,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder services agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2007, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund China Opportunities Fund, and International Opportunities Fund incurred distribution fees totaling $256,151, $67,038, $13,248, $869,718, and $48,776, respectively.

Affiliated Commissions. For the period ended June 30, 2007, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund did not execute any security transactions through Oberweis Securities and therefore did not pay commissions to Oberweis Securities, Inc.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2007, other than options written and money market investments, aggregated $107,845,445 and $101,518,957, respectively, for the Emerging Growth Fund, $16,861,126 and $26,104,336, respectively, for the Micro-Cap Fund, $5,127,031 and $5,905,312, respectively, for the Mid-Cap Fund, and $343,842,227 and $153,905,623, respectively, for the China Opportunities Fund and $108,199,135 and $16,005,601, respectively for the International Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2007.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2007.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, and the International Opportunities Fund. The redemption fee applies only to shares acquired on or after January 1, 2004 and do not apply to exchanges. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, and International Opportunities Fund were $5,913, $988, $5,348, $2,334,506, and $59,176, respectively, for the period ended June 30, 2007, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2007, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, and International Opportunities received credits of $4,003, $1,255, $2,535 and $6, 629, and $1,945, respectively. During the period ended June 30, 2007, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, and International Opportunities Fund incurred interest charges of $13,242, $16,000, $817, $11,989, and $672, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Income Tax Provision

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

7. New Accounting Pronouncement

SFAS No. 157 was issued by the Financial Standards Accounting Board in September, 2006. This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required of permitted by existing standards. Fund management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

THE OBERWEIS FUNDS

Financial Hightlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2007 (Unaudited)	Years ended December 31,
		2006	2005	2004	2003
Net asset value at beginning of period	$27.22	$26.95	$27.93	$27.05	$16.13
Income (loss) from investment operations:
Net investment loss(a)	(.16)	(.30)	(.33)	(.36)	(.27)
Net realized and unrealized gain on investments	2.22	1.56	1.09	1.99	11.19

Total from investment operations	2.06	1.26	.76	1.63	10.92
Redemption Fees	—	—	—	.01	—
Less distributions:
Distribution from net realized gains on investments	—	(.99)	(1.74)	(.76)	—

Net asset value at end of period	$29.28	$27.22	$26.95	$27.93	$27.05

Total Return (%)	7.53	4.87	2.74	6.3	67.7
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$219,974	$199,045	$183,979	$175,614	$242,695
Ratio of gross expenses to average net assets (%)	1.31	1.35	1.42	1.44	1.37
Ratio of net expenses to average net assets (%)(b)	1.31	1.35	1.42	1.44	1.37
Ratio of net investment loss to average net assets (%)	(1.16)	(1.11)	(1.26)	(1.38)	(1.18)
Portfolio turnover rate (%)	50	74	75	55	56
Average commission rate paid	$.0184	$.0178	$.0176	$.0199	$.0206

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.

(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Hightlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2007 (Unaudited)	Years ended December 31,
		2006	2005	2004	2003
Net asset value at beginning of period	$16.06	$17.31	$17.50	$26.26	$13.86
Income (loss) from investment operations:
Net investment loss(a)	(.10)	(.21)	(.18)	(.36)	(.31)
Net realized and unrealized gain on investments	1.84	.42	2.29	(.54)	15.36

Total from investment operations	1.74	.21	2.11	(.90)	15.05
Redemption Fees	—	.01	.01	.04	.05
Less distributions:
Distribution from net realized gains on investments	—	(1.47)	(2.31)	(7.90)	(2.70)

Net asset value at end of period	$17.80	$16.06	$17.31	$17.50	$26.26

Total Return (%)	10.83	1.66	12.72	2.2	108.9
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$53,600	$55,788	$68,355	$46,676	$99,546
Ratio of gross expenses to average net assets (%)	1.67	1.63	1.70	1.70	1.60
Ratio of net expenses to average net assets (%)(b)	1.66	1.62	1.70	1.70	1.60
Ratio of net investment loss to average net assets (%)	(1.24)	(1.23)	(1.08)	(1.54)	(1.47)
Portfolio turnover rate (%)	31	108	76	58	87
Average commission rate paid	$.0186	$.0172	$.0171	$.0195	$.0200

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.

(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Hightlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Mid-Cap Fund
	Six Months Ended June 30, 2007 (Unaudited)	Years ended December 31,
		2006	2005	2004	2003
Net asset value at beginning of period	$14.02	$12.53	$11.95	$11.37	$7.29
Income (loss) from investment operations:
Net investment loss(a)	(.13)	(.24)	(.22)	(.17)	(.18)
Net realized and unrealized gain on investments	1.80	1.72	.80	.74	4.25

Total from investment operations	1.67	1.48	.58	.57	4.07
Redemption Fees	.01	.01	—	.01	.01
Less distributions:
Distribution from net realized gains on investments	—	—	—	—	—

Net asset value at end of period	$15.70	$14.02	$12.53	$11.95	$11.37

Total Return (%)	11.98	11.89	4.85	5.1	56.0
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$10,989	$10,675	$8,773	$10,426	$10,820
Ratio of gross expenses to average net assets (%)	1.88	1.90	2.14	1.96	2.31
Ratio of net expenses to average net assets (%)(b)	1.83	1.83	2.00	1.96	2.00
Ratio of net investment loss to average net assets (%)	(1.77)	(1.76)	(1.90)	(1.52)	(1.91)
Portfolio turnover rate (%)	49	112	119	86	29
Average commission rate paid	$.0175	$.0175	$.0168	$.0196	$.0200

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.

(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the adviser.

THE OBERWEIS FUNDS

Financial Hightlights

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Period Ended December 31, 2005(a)
Net asset value at beginning of period	$19.53	$10.78	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.02)	(.02)	(.03)
Net realized and unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	6.11	8.70	.81

Total from investment operations	6.09	8.68	.78
Redemption Fees	.07	.07	—
Less distributions:
Distribution from net realized gains on investments	—	—	—

Net asset value at end of period	$25.69	$19.53	$10.78

Total Return (%)	31.54	81.17	7.80
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$874,886	$446,083	$7,471
Ratio of gross expenses to average net assets (%)	1.77	1.91	4.75
Ratio of net expenses to average net assets (%)(c)	1.77	1.91	2.49
Ratio of net investment loss to average net assets (%)	(.16)	(.15)	(1.34)
Portfolio turnover rate (%)	24	53	14
Average commission rate paid	$.0023	$.0021	$.0011

Notes:

(a)	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.

(b)	The net investment loss per share data was determined using average shares oustanding during the period.

(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Hightlights

Per share income and capital for a share outstanding throughout each period is as follows:

International Opportunities Fund
Period Ended June 30, 2007(a) (Unaudited)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain on investments	2.79

Total from investment operations	2.78
Redemption Fees	.01
Less distributions:
Distribution from net realized gains on investments	—

Net asset value at end of period	$12.79

Total Return (%)	27.90
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$105,514
Ratio of gross expenses to average net assets (%)	2.23
Ratio of net expenses to average net assets (%)(c)	2.22
Ratio of net investment loss to average net assets (%)	(.11)
Portfolio turnover rate (%)	35
Average commission rate paid	$.0139

Notes:

(a)	For the period from February 1, 2007 (commencement of operations) through June 30, 2007.

(b)	The net investment loss per share data was determined using average shares outstanding during the period.

(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund and Oberweis International Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

THE OBERWEIS FUNDS

Supplemental Information

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expense Paid During Period* 1/1/07-6/30/07	Expense Ratio During Period 1/1/07-6/30/07
Emerging Growth Fund Actual	$1,000.00	$1,037.34	$6.62	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	1.31%
Micro-Cap Fund Actual	$1,000.00	$1,053.70	$8.50	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.51	$8.35	1.67%
Mid-Cap Fund Actual	$1,000.00	$1,059.41	$9.60	1.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.47	$9.39	1.88%
China Opportunities Fund Actual	$1,000.00	$1,156.40	$9.46	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%
International Opportunities Fund** Actual	$1,000.00	$1,114.66	$9.69	2.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.38	$9.22	2.23%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	For the period from February 1, 2007 (commencement of operations) through June 30, 2007

Trustees and Officers
James D. Oberweis	Katherine Smith Dedrick
Trustee	Trustee

Gary D. McDaniel	James G. Schmidt
Trustee	Trustee

James W. Oberweis	Patrick B. Joyce
President	Executive Vice President
Treasurer

David I. Covas	Martin L. Yokosawa
Vice President	Senior Vice President

Eric V. Hannemann
Secretary

Manager and Investment Advisor Oberweis Asset Management, Inc. 3333 Warrenville Road, Suite 500, Lisle, IL 60532 1-800-323-6166 www.oberweisfunds.com

Distributor Oberweis Securities, Inc. 3333 Warrenville Road, Suite 500, Lisle, IL 60532 1-630-577-2300 www.oberweisfunds.com

Custodian UMB Bank, n.a. 928 Grand Blvd., Kansas City, MO 64106

Transfer Agent UMB Fund Services, Inc. P.O. Box 711 Milwaukee, WI 53201-0711 1-800-245-7311

Counsel Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street, Chicago, IL 60601

The Oberweis Funds Emerging Growth Fund Micro-Cap Fund Mid-Cap Fund China Opportunities Fund International Opportunities Fund 1-800-245-7311 www.oberweisfunds.com

ITEM 2.	CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 09/05/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 09/05/2007

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer, The Oberweis Funds

Date 09/05/2007

/*/	Print the name and title of each signing officer under his or her signature.